Supplement dated October 26, 2015 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2015
(the “Prospectus”)

Effective October 26, 2015, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on October 23, 2015, Calamos Advisors, LLC (“Calamos”), ceased to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of October 26, 2015, all references to Calamos and its portfolio management team in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated October 26, 2015 to the Wilmington Funds (the “Trust”) Statement of Additional Information dated August 31, 2015 (the “SAI”)

Effective October 26, 2015, the information in the SAI with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on October 23, 2015, Calamos Advisors, LLC (“Calamos”) ceased to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of October 26, 2015, all references to Calamos and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.